Retirement Benefit Plans - Summary of Actuarial Valuation of Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Represented by:
Pension assets (Note 15)	$ 446	$ 224
Accrued retirement benefit liability	(445)	(420)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(147)
Balance at end of year liability (asset)	(371)	(147)
Funding surplus (deficit)	562	537
Represented by:
Pension assets (Note 15)	446	224
Accrued retirement benefit liability	(75)	(77)
Net accrued retirement benefit asset (liability)	371	147
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	1,834	2,407
Current service cost	39	63
Past service costs arising from plan improvements	0	4
Benefits paid	(138)	(140)
Interest income (expense)	90	71
Obligation experience adjustments	11	12
Effect from change in financial assumptions	93	(595)
Effect from change in demographic assumptions	1	2
Changes in foreign exchange rates	(1)	10
Balance at end of year liability (asset)	1,929	1,834
Represented by:
Net accrued retirement benefit asset (liability)	(1,929)	(1,834)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(2,371)	(2,858)
Benefits paid	138	140
Interest income (expense)	(117)	(86)
Changes in foreign exchange rates	2	(8)
Balance at end of year liability (asset)	(2,491)	(2,371)
Return on plan assets, excluding amounts included in interest income	115	(460)
Contributions by the employer	28	19
Represented by:
Net accrued retirement benefit asset (liability)	2,491	2,371
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	390	99
Interest income (expense)	19	9
Balance at end of year liability (asset)	191	390
Change in asset ceiling	(218)	282
Represented by:
Net accrued retirement benefit asset (liability)	(191)	(390)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	343
Balance at end of year liability (asset)	370	343
Funding surplus (deficit)	(370)	(343)
Represented by:
Pension assets (Note 15)	0	0
Accrued retirement benefit liability	(370)	(343)
Net accrued retirement benefit asset (liability)	(370)	(343)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	343	420
Current service cost	22	26
Past service costs arising from plan improvements	0	0
Benefits paid	(21)	(16)
Interest income (expense)	16	12
Obligation experience adjustments	(5)	(5)
Effect from change in financial assumptions	14	(98)
Effect from change in demographic assumptions	0	0
Changes in foreign exchange rates	1	4
Balance at end of year liability (asset)	370	343
Represented by:
Net accrued retirement benefit asset (liability)	(370)	(343)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	21	16
Interest income (expense)	0	0
Changes in foreign exchange rates	0	0
Balance at end of year liability (asset)	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	21	16
Represented by:
Net accrued retirement benefit asset (liability)	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Balance at end of year liability (asset)	0	0
Change in asset ceiling	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0